Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
1
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 98.2%
Communication Services - 12.7%
1,300 Alphabet, Inc., Class C
(a)
$ 3,761,667
105,000 Discovery, Inc., Class C
(a)
2,404,500
176,000 Lumen Technologies, Inc. 2,208,800
8,374,967
Consumer Discretionary - 2.1%
9,000 Hilton Worldwide Holdings, Inc.
(a)
1,403,910
Energy - 3.6%
70,000 Enterprise Products Partners LP 1,537,200
22,000 Matador Resources Co. 812,240
2,349,440
Financials - 33.5%
51,000 Apollo Global Management, Inc. 3,693,930
13,000 Arthur J Gallagher & Co. 2,205,710
37,000 Blackstone, Inc., Class A 4,787,430
6,000 Credit Acceptance Corp.
(a)
4,126,080
12,000 Enstar Group, Ltd.
(a)
2,971,080
16,000 JPMorgan Chase & Co. 2,533,600
21,000 The Charles Schwab Corp. 1,766,100
22,083,930
Health Care - 13.5%
6,000 Abbott Laboratories 844,440
9,000 Laboratory Corp. of America
Holdings
(a)
2,827,890
73,000 RadNet, Inc.
(a)
2,198,030
215,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,722,150
3,500 Waters Corp.
(a)
1,304,100
8,896,610
Industrials - 13.6%
16,000 Advanced Drainage Systems, Inc. 2,178,080
30,500 Ashtead Group PLC 2,475,966
100,000 CAE, Inc.
(a)
2,524,000
19,000 Westinghouse Air Brake Technologies
Corp. 1,750,090
8,928,136
Information Technology - 15.7%
23,000 Black Knight, Inc.
(a)
1,906,470
24,000 Fiserv, Inc.
(a)
2,490,960
6,750 Mastercard, Inc., Class A 2,425,410
10,500 Microsoft Corp. 3,531,360
10,354,200
Materials - 2.1%
3,900 The Sherwin-Williams Co. 1,373,424
Real Estate - 1.4%
60,000 Tricon Residential, Inc. 916,800
Total Common Stock (Cost $37,871,391) 64,681,417
Shares Security Description Value
Money Market Fund - 1.9%
1,270,135 First American
Government Obligations
Fund, Class X, 0.03%
(b)
(Cost $1,270,135) $ 1,270,135
Investments, at value - 100.1% (Cost $39,141,526) $ 65,951,552
Other Assets & Liabilities, Net - (0.1)% (51,831)
Net Assets - 100.0% $ 65,899,721
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2021.

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
2
The Level 1 value displayed in this table includes Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 65,951,552
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 65,951,552